Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity
4.        Stockholders' Equity

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Warrants to purchase common stock

At June 30, 2011, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of CAD $1.44 per whole share and a weighted average remaining life of 4 years:

Warrant Description	Common Shares Issuable Upon Exercise of Outstanding Warrants at June 30 2011	Exercise Price In CAD Dollars Per Common Share	Expiration Date
Investor warrants to purchase common stock outstanding (1)	13,337	$1.44	April 30, 2015
Investor warrants to purchase common stock outstanding (2)	4,698	$1.44	March 30, 2016
	18,035

(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

Stock option plan

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 1,111 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time.  Based upon the current shares outstanding, a maximum of 6,290 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant.  All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants.  During the three and six-month periods ended June 30, 2011 and 2010, the Company recognized total stock-based compensation expense of $49 and $2,054.

Valuation assumptions

The value of options granted in the three months ended June 30, 2011 and June 30, 2010, respectively were estimated using the Black-Scholes option-pricing model, using the following assumptions: expected dividend 0% and 0% respectively; risk-free interest rate of 2.5% and 2.59%, respectively; expected volatility of 115-116% and 134.7% respectively; and a 7 year expected life.

Stock option activity
The following is a summary of option activity for the six months ended June 30, 2011 for stock options denominated in Canadian dollars:

Options in thousands	Number of Options (thousands)	Weighted- average Exercise Price
Outstanding at December 31, 2010	3,901	CAD$	1.26
Granted	108		$0.66
Exercised	-		-
Forfeited/cancelled/expired	-		-
Outstanding at June 30, 2011	4,009	CAD$	1.26

Canadian dollar denominated options issued to contractors are treated as liabilities and are recorded at fair value estimated using the Black Scholes model with the gain or loss reported as unrealized gain(loss). During the six months ended June 30, 2011, 0.11 million options were issued to contractors.

The following is a summary of option activity for the six months ended June 30, 2011 for stock options denominated in U.S. dollars:

Options in thousands	Number of Options (thousands)	Weighted- average Exercise Price
Outstanding at December 31, 2010	721	$9.90
Granted	-	-
Exercised	-	-
Forfeited/cancelled/expired	-	-
Outstanding at June 30, 2011	721	$9.90

8.         Shareholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “share consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date.  Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they  had always been presented on this basis.  The number of units and unit prices (including with respect to the units issued in our 2011 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Equity financings

On June 5, 2001, the Company completed an IPO issuing 74 shares of common stock at a price of CAD$135 per share.  Net proceeds of this offering credited to common stock amounted to $5,727 after deducting the underwriting fee of $501 and expenses of $354.  As additional compensation in connection with the offering, the Company granted the underwriters non-assignable support warrants representing ten percent of the offered shares.  At that time, each support warrant entitled the holder to purchase one share of common stock on or before June 5, 2003 at CAD$7.50.

On December 19, 2003, the Company completed a private placement of equity securities totaling $16,095, comprised of (i) $15,050 for 11,522 units, at a price of CAD$1.75 per unit   Each unit consisted of one share of common stock and one-half of a common stock purchase warrant in Adherex with an exercise price of CAD$2.15 per share, which expired unexercised on December 19, 2008 (on a post-consolidation basis, 640 shares of common stock were issued), and (ii) $1,045 for 800 Series 1 Preferred Shares and warrants to purchase 400 Series 1 Preferred Shares of 2037357 Ontario Inc.  The $5,777 estimated fair value of the warrants has been allocated to additional paid-in capital and the balance of $8,053 has been credited to common stock.  At that time, the non-redeemable Series 1 Preferred Shares of 2037357 Ontario Inc. (“Preferred Shares”) were exchangeable into 800 shares of common stock of Adherex (44 shares of common stock on a post-consolidation basis).  Upon such an exchange, all of the then outstanding warrants to purchase the Preferred Shares would be exchanged for an equal number of warrants to purchase Adherex common stock, which warrants expired on December 19, 2008.  The $1,045 was to be spent on specific research and development projects in Ontario, Canada as designated by Adherex.  Adherex could compel the exchange of the Preferred Shares into common stock and warrants for common stock of Adherex at any time after January 3, 2005.

2037357 Ontario Inc. has been accounted for in accordance with the substance of the transaction.  The $1,045 has been recorded as non-redeemable Preferred Shares and the amounts expended were recorded as expenses in the relevant periods.  On June 14, 2004, the preferred shares and warrants were exchanged for 44 shares of Adherex common stock on a post-consolidation basis, and warrants to purchase shares of Adherex common stock, all of which warrants expired on December 19, 2008.  In June 2004, 2037357 Ontario Inc. became a wholly owned subsidiary of the Company and was amalgamated with Adherex Technologies Inc.  The investment has been split between the estimated fair value of the warrants of $363, which has been included in additional paid-in capital, and the remainder of $660, which has been recorded in common stock.
On May 20, 2004, the Company completed equity financings with total gross proceeds of $9,029 less $555 of issuance costs  and issued 4,669 units at a purchase price of CAD$2.65 per unit. Each unit consisted of one share of common stock and one-half of a common stock purchase warrant, and, at that time, each whole warrant entitled the holder to acquire one additional share of common stock at an exercise price of CAD$3.50, all of which expired unexercised on May 19, 2007. The financing resulted in the issuance of an aggregate of 259 shares of  common stock on a post-consolidation basis. The $2,118 value of the warrants has been allocated to additional paid-in capital and the balance of $6,356 has been credited to common stock.

On July 20, 2005, the Company completed a private placement of equity securities for gross proceeds of $8,510 and issued 6,079 units at a price of $1.40 per unit, providing net proceeds of $8,134 after deducting broker fees and other expenses of $376.  At the time, each unit consisted of one common share and 0.30 of a common share purchase warrant and the private placement resulted in the issuance of an aggregate of 337 shares of common stock on a post –consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of common stock of Adherex at an exercise price of $1.75 per share for a period of three years and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of $1.75 for a period of two years, all of which expired unexercised on July 20, 2007 and 2008, respectively.  The warrants, with a value of $1,074 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $7,060 has been credited to common stock.

On May 8, 2006, the Company completed a private placement of equity securities for gross proceeds of $6,512 and issued 7,753 units at a price of $0.84 per unit providing net proceeds of $6,040 after deducting broker fees and certain other expenses.  Each unit consisted of one common share and 0.30 of a common share purchase warrant, and the private placement resulted in the issuance of an aggregate of 431 shares of common stock on a post-consolidation basis, along with , investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of $0.97 per share for a period of four years, and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of $0.97 per share for a period of two years, all of which expired unexercised on May 7, 2008.  The warrants, with a value of $822 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $5,218 has been credited to common stock.

On February 21, 2007, the Company completed the sale of equity securities providing gross proceeds of $25,000 for 75,759 units at a price of $0.33 per unit providing net proceeds of $23,221 after deducting broker fees and other expenses.  Each unit consisted of one common share and one-half of a common share purchase warrant.  The offering resulted in the issuance of an aggregate of 4,209 shares of common stock on a post-consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock.  At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of $0.40 per share for a period of three years, and each whole broker warrant entitled the holder to acquire one additional unit at an exercise price of $0.33 per unit for a period of two years, the unexercised portion of which expired on February 21, 2009.  The warrants, with a value of $5,379 based on the Black-Scholes option pricing model, have been allocated to additional paid-in-capital and the remaining balance of $17,842 has been included in common stock.

During the second quarter of fiscal 2007, the Company received gross proceeds of $694 related to the exercise of warrants and issued 116 shares of common stock on a post-consolidation basis and additional investor warrants, which warrants expired on February 21, 2010.  The warrants, with a value of $131 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $563 has been included in common stock.

On April 30, 2010, the Company completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7.2 million.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD$0.08 per share for a period of five years from the issue date. As a result of the Share Consolidation on August 25, 2011, the number of shares and warrants issued upon exercise of the units consists of 13,337,037 shares and warrants to purchase 13,337,037  shares of common stock at the exercise price of CAD $1.44 per whole share.

Special warrants

From May 2000 through November 2000, the Company issued special warrants.  At that time, each special warrant was sold for CAD$25.00 and entitled the holder thereof to acquire, for no additional consideration, four shares of common stock of the Company.  The special warrants also included a price protection adjustment determined by dividing CAD$32.50 by the initial public offering (“IPO”) price of CAD$7.50.

During the year ended June 30, 2000, 16 of 126 special warrants were issued, with the balance of 110 issued in the year ended June 30, 2001.  Upon completion of the IPO, on June 5, 2001, these special warrants were converted to 30 shares of common stock, which included 2 shares of common stock issued under the price protection adjustment (such shares are  presented on a post-consolidation basis).

Special A warrants

During October 2000, the Company issued Series A special warrants.  At that time, each Series A special warrant was sold at CAD$6.25 and entitled the holder to acquire, for no additional consideration, one share of common stock of the Company.  At that time, the Series A special warrants also included a price protection adjustment determined by dividing CAD$8.125 by the IPO price.

Upon completion of the IPO, on June 5, 2001, these Series A special warrants were converted to 69 shares of common stock, which included 5 shares of common stock issued under the price protection adjustment (such shares are presented on a post-consolidation basis).

In addition, each Series A special warrant included a share purchase warrant entitling the holder to purchase an additional share of common stock at the IPO price, which was also subject to the price protection adjustment.  These share purchase warrants expired unexercised on September 3, 2001.

2010 Private Placement Warrants

On April 30, 2010, the Company completed a first closing of a  non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7,202.  Each unit consisted of one common share and one common share purchase warrant (a “Warrant”).  At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD$0.08 per share for a period of five years from the issue date.  As the exercise price is denominated in a currency other than the company’s functional currency, these warrants are treated as a derivative instrument. (Note 6.)  As a result of the Share Consolidation on August 25, 2011, the number of shares issuable upon the exercise of the warrants issued in connection with the April 2010 Private Placement consists of 13,337,037  shares of common stock at the exercise price of CAD $1.44 per whole share.

Equity rights

On September 28, 1999, University Medical Discoveries Inc. (“UMDI”) invested $171 for equity of the Company.  The form of this equity was to be the same as the first class of securities to raise greater than $683 subsequent to the date of the investment.  The date of conversion was dependent on certain milestones being met under a specific research project.  On August 24, 2000, the Company and UMDI agreed to convert UMDI’s $171 investment into 3 shares of common stock of the Company.

Triathlon settlement

During fiscal 2000, other advances totaling $175 were settled by the issuance to Triathlon Limited of 16 shares of common stock of the Company.  The number of shares issued was determined with reference to the fair value at the time the advances were made.

Shire BioChem Inc. agreement

On August 17, 2000, the Company entered into a subscription agreement and a license agreement with Shire BioChem Inc.  (“BioChem”).  Under the subscription agreement, BioChem purchased 5 shares of common stock of the Company for $341.  Pursuant to a price protection clause in the agreement, an additional eight shares of common stock were issued on completion of the Company’s IPO on June 5, 2001.

Acquisitions

On November 20, 2002, the Company issued 446 shares of commons stock to acquire all of the issued and outstanding securities of Oxiquant, a holding company which held certain intellectual property rights, including rights to sodium thiosulfate.

In connection with the acquisition of the intellectual property of Oxiquant in November 2002, the Company issued warrants to purchase shares of common stock with an exercise price of CAD$3.585 that expired unexercised on May 20, 2007 and introduction warrants to purchase shares of common stock with an exercise price of CAD$2.05 that expired unexercised on November 20, 2007.

As a prerequisite of the Oxiquant transaction, Adherex licensed all of its Cadherin-related intellectual property for non-cancer applications and transferred $158 in cash to Cadherin Biomedical Inc. or CBI, a wholly-owned subsidiary of Adherex at the time, in return for Class A Preferred Shares of CBI.  These CBI Class A Preferred Shares were then distributed to all of the Adherex shareholders of record by way of special dividend, effecting a “spin out” of CBI and the non-cancer assets from Adherex.

In order to effect such a distribution under Section 42 of the Canada Business Corporations Act (“CBCA”), the Company was legally required to reduce its stated capital so that the aggregate amount of its liabilities and stated capital did not exceed the realizable value of Adherex’s assets.  Management determined that the stated capital needed to be reduced by $9,489, in order to comply with the requirements of Section 42 of the CBCA. The Company decreased common stock and increased additional paid-in capital by $9,489.

In February 2004, the Company and CBI became involved in litigation.  On December 3, 2004, the Company and CBI settled the litigation and the Company agreed to acquire all of the issued and outstanding shares of CBI and reacquire the non-cancer rights to the cadherin-based intellectual property.  As part of the agreement, the Company issued 37 common shares valued at $1,252, net of transaction costs.

Convertible note warrants

On June 23, 2003, the Company issued senior secured convertible notes with a face value totaling $2,219.  These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round.  At that time, investors also received warrants to purchase shares of common stock of the Company with an exercise price of CAD$2.75 per share that expired unexercised on June 23, 2007.  The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company.  In connection with this issuance, at that time, the Company issued broker warrants to purchase shares of common stock exercisable at a price of CAD$2.35 per share, which expired unexercised on June 23, 2005.

On December 3, 2003, the Company issued additional senior secured convertible notes with a face value totaling CAD$1,458.  These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round.  Also, at that time, investors received warrants to purchase shares of common stock exercisable at a price of CAD$2.15 per share which expired unexercised on December 3, 2007.  The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company.  At that time, the Company also issued broker warrants to purchase shares of common stock exercisable at a price of CAD$2.15 per share which expired unexercised on December 3, 2005.

On December 19, 2003, the Company completed an equity financing resulting in the conversion of the June and the December notes into 156 shares of common stock on a post-consolidation basis with a carrying value of $1,785 credited to common stock.   At that time, the Company issued warrants to purchase, shares of common stock with an exercise price of CAD$2.15 per share which expired unexercised on December 19, 2008.

Warrants to Purchase Common Stock

At December 31, 2010, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of $1.44 and a weighted average remaining life of 4.3 years:

Share amounts in thousands
Warrant Description	Common Stock Issuable Upon Exercise of Outstanding Warrants at December 31, 2010 (in thousands)	Exercise Price In CAD Dollars Per Common Share	Expiration Date
Investor warrants to purchase common stock outstanding	13,337	$1.44	April 30, 2015